Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue (note 13)
Recurring - non-capital	$ 6,806	$ 4,677
Capital equipment	393	2,004
Total revenue	7,199	6,681
Cost of sales (note 14)	2,817	3,660
Gross profit	4,382	3,021
Operating expenses (note 14)
Research and development	14,377	14,690
General and administrative	9,168	9,465
Selling and distribution	9,453	8,468
Impairment of goodwill (note 7)		2,524
Total operating expenses	32,998	35,147
Operating loss	28,616	32,126
Net finance expense (income) (note 15)	81	(3,744)
Loss before income taxes	28,697	28,382
Income tax (recovery) expense (note 16)	(187)	287
Deferred tax expense (note 16)	59
Net loss attributed to shareholders for the year	28,569	28,669
Item that may be reclassified to loss
Foreign currency translation adjustment - net of tax	4,806	(12,091)
Net loss and comprehensive loss for the year	$ 33,375	$ 16,578
Loss per share (note 17)
Basic loss per common share	$ 1.35	$ 1.38
Diluted loss per common share	$ 1.35	$ 1.38